Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Total debt	$ 23,113	$ 46,804
Deferred finance fees	0	(778)
Net total debt	23,113	46,026
Current portion of long-term debt	0	6,713
Current portion of deferred finance fees	0	(277)
Total current portion of long-term debt	0	6,436
Non-current portion of long-term debt	23,113	39,590
Nordea SEB Revolving Facility
Total debt	0	0
ABN CACIB Joint Bank Facility
Total debt	0	45,872
ABN CACIB Revolving Bank Facility
Total debt	14,194	0
ABN AMRO Revolving Facility
Total debt	$ 8,919	$ 932